Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Summary of significant accounting policies
Changes in accounting policies

Changes in accounting policies

New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2024

New IFRS Standards and Amendments to existing standards	Effective date
IAS 1 Non - current Liabilities with Covenants (Amendments to IAS 1)	January 1, 2024
IAS 1 Classification of Liabilities as Current or Non-current (Amendments to IAS 1)	January 1, 2024
IFRS 16 Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)	January 1, 2024
IAS 7 and IFRS 7 Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)	January 1, 2024

There are no accounting pronouncements which have become effective from 1 January 2024 that have a significant impact on the Interim Condensed Consolidated Financial Statements. The accounting policies applied in these Interim Condensed Consolidated Financial Statements are the same as those applied in the Group’s Annual Consolidated Financial Statements as at and for the year ended December 31, 2023.

New standards, amendments and interpretations not yet effective

At the date of authorization of these Interim Condensed Consolidated Financial Statements, a new, but not yet effective, amendment to existing Standard, has been published by the IASB. No amendment has been adopted early by the Group.

New IFRS Standards and Amendments to existing standards	Effective date
IAS 21 Lack of Exchangeability (Amendments to IAS 21)	January 1, 2025

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Group’s Interim Condensed Consolidated Financial Statements.